SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Retained earnings (deficit)	¥ (2,010,642)	$ (311,409)	¥ (1,822,749)	$ (279,349)	¥ 44,767	¥ 488,236